CAPITAL LEASE LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2021
Capital Lease Liabilities
SCHEDULE OF MATURITY FINANCE LEASE LIABILITIES	The maturities of the Company’s finance lease liabilities are as follows:
US$
Year Ending September 30,
2022	$176,525
2023	29,421
Total	$205,946